Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Schedule of changes in goodwill

	2021	2020
Carrying Value, Beginning of Year	2,272	2,272
Goodwill Recognized (Note 5A)	1,289	—
Goodwill Reclassified to Assets Held for Sale (Note 16)	(88)	—
Carrying Value, End of Year	3,473	2,272
The carrying amount of goodwill allocated to the Company's CGUs is:

As at December 31,	2021	2020
Primrose (Foster Creek)	1,171	1,171
Christina Lake	1,101	1,101
Lloydminster Thermal	651	—
Sunrise	550	—
	3,473	2,272